Investment Properties, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property

	2020	2021
	(US$ in millions)
Cost
At January 1	$1,004	$990
Additions	7	20
Adjustments to project costs	(3)	—
Disposals	(24)	(3)
Transfers from property and equipment	2	129
Exchange difference	4	(6)
At December 31	$990	$1,130

Accumulated depreciation
At January 1	$(417)	$(447)
Depreciation	(52)	(52)
Disposals	24	3
Exchange difference	(2)	3
At December 31	$(447)	$(493)

Carrying amount
At December 31	$543	$637

Fair value of investment properties	Valuations based on income and an open market value approach for all completed properties are as follows:

	December 31,
	2020	2021
	(US$ in millions)
Fair value of the investment properties	$7,686	$7,999

Disclosure of income statement amounts related to investment properties

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Mall income	$531	$269	$473
Direct operating expenses arising from investment properties that generate right-of-use income	$50	$37	$34
Direct operating expenses that did not generate right-of-use income	$5	$6	$11

Leasing arrangements
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2020	2021
	(US$ in millions)
No later than 1 year	$334	$300
1 to 2 years	244	229
2 to 3 years	178	174
3 to 4 years	140	117
4 to 5 years	113	105
Later than 5 years	407	308
	$1,416	$1,233